VANECK LONG MUNI ETF
SCHEDULE OF INVESTMENTS
January 31, 2024 (unaudited)

Par
(000's) Value
MUNICIPAL BONDS: 99.0%
Alabama : 0.7%
Alabama Corrections Institution
Finance Authority, Series A
(RB)
5.25%, 07/01/47 (c) $ 1,000 $ 1,097,710
City of Huntsville, Alabama
Scholl, Series D (GO)
5.00%, 03/01/53 (c) 1,000 1,098,846
County of Jefferson, Alabama
Sewer Warrants (RB)
5.25%, 10/01/49 (c) 1,000 1,085,953
3,282,509
Arizona : 1.1%
Arizona Industrial Development
Authority Student Housing,
North Carolina Central
University Project, Series A
(RB) (BAM)
4.00%, 06/01/44 (c) 500 491,676
City of Phoenix Civic
Improvement Corp., Series
A (RB)
5.00%, 07/01/49 (c) 1,000 1,062,969
City of Phoenix Civic
Improvement Corp., Water
System, Series A (RB)
5.00%, 07/01/44 (c) 750 820,174
Pima County, Industrial
Development Authority,
Tucson Medical Center,
Series A (RB)
4.00%, 04/01/46 (c) 750 708,202
Salt River Project Agricultural
Improvement & Power
District, Electric Project,
Series A (RB)
5.00%, 01/01/50 (c) 1,000 1,103,511
5.00%, 01/01/47 (c) 1,000 1,113,717
5,300,249
Arkansas : 0.2%
City of Springdale, Arkansas
Sales and Use Tax, Series B
(RB) (BAM)
4.25%, 08/01/53 (c) 1,000 1,001,207
Underline
California : 16.5%
Airport Commission of the City
and County of San Francisco,
International Airport, Series
E (RB)
5.00%, 05/01/48 (c) 995 1,049,667
Airport Commission of the City
and County of San Francisco,
International Airport, Series
F (RB)
5.00%, 05/01/50 (c) 1,000 1,071,130
Alameda County, Pleasanton
United School District (GO)
4.00%, 08/01/52 (c) 1,500 1,512,948
Par
(000’s) Value
California (continued)
Anaheim Housing & Public
Improvements Authority,
Electric Utility Distribution
System improvements, Series
C (RB) (NATL)
5.00%, 10/01/45 (c) $ 500 $ 512,899
Austin Independent School
District, Unlimited Tax (RB)
3.00%, 08/15/51 (c) 1,000 793,299
Bay Area Toll Authority, Toll
Bridge, Series S (RB)
4.00%, 04/01/47 (c) 1,000 1,001,926
California County Tobacco
Securitization Agency, Series
A (RB)
4.00%, 06/01/49 (c) 1,350 1,289,022
California Health Facilities
Financing Authority,
Children’s Hospital, Series A
(RB)
5.00%, 08/15/47 (c) 1,000 1,012,984
California Health Facilities
Financing Authority, City of
Hope (RB)
5.00%, 11/15/49 (c) 750 767,015
California Health Facilities
Financing Authority,
Commonspririt Health, Series
A (RB)
4.00%, 04/01/45 (c) 1,000 984,400
California Health Facilities
Financing Authority, Kaiser
Permanente, Series A (RB)
4.00%, 11/01/44 (c) 1,000 994,170
4.00%, 11/01/51 (c) 1,000 956,296
California Health Facilities
Financing Authority, Lucile
Salter Packard Childrens
Hospital, Series A (RB)
4.00%, 05/15/46 (c) 1,000 1,016,056
California Health Facilities
Financing Authority, Pin
Health, Series A (RB)
4.00%, 06/01/50 (c) 750 727,316
California Health Facilities
Financing Authority,
Providence St. Joseph Health,
Series A (RB)
3.00%, 10/01/41 (c) 680 562,139
California Health Facilities
Financing Authority, Series
A (RB)
4.00%, 03/01/43 (c) 1,000 959,477
California Health Facilities
Financing Authority, Series
B (RB)
4.00%, 11/15/41 (c) 1,000 1,002,368

VANECK LONG MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
California (continued)
California Infrastructure &
Economic Development Bank
(RB)
5.00%, 05/15/47 (c) $ 500 $ 530,658
California State Public Works
Board, Air Resources Board,
Series D (RB)
4.00%, 05/01/46 (c) 500 504,975
California Statewide
Communities Development
Authority, Montage Health,
Series A (RB)
4.00%, 06/01/46 (c) 1,055 1,064,034
Chabot-Las Positas Community
College District, Series C (GO)
5.25%, 08/01/48 (c) 1,000 1,146,263
Chaffey Joint Union High School
District, Series C (GO)
5.25%, 08/01/47 (c) 500 524,912
Chaffey Joint Union High School
District, Series G (GO)
5.25%, 08/01/52 (c) 1,000 1,122,494
Chino Valley Unified School
District, Series B (GO) (SBG)
5.00%, 08/01/55 (c) 620 669,652
City and County of San
Francisco, Multiple Capital
Improvement, Series B (CP)
4.50%, 10/01/43 (c) 1,000 1,066,107
City and County of San
Francisco, Public Utilities
Commission Water, Series
D (RB)
3.00%, 11/01/50 (c) 500 406,265
City of Los Angeles,
Department of Airports,
Series D (RB)
4.00%, 05/15/48 (c) 750 760,286
County of Bernardino, Raito
Unified School District (GO)
(BAM)
5.00%, 08/01/52 (c) 1,000 1,097,415
East Bay Municipal Utility
District, Water System, Series
A (RB)
4.00%, 06/01/45 (c) 1,210 1,217,149
El Dorado Irrigation District,
Series A (CP) (AGM)
4.00%, 03/01/45 (c) 630 635,503
Fremont Union High School
District, Series A (GO)
4.00%, 08/01/46 (c) 500 503,369
Glendale Community College
District, Series B (GO)
3.00%, 08/01/47 (c) 325 261,858
Hayward Unified School District
(GO) (BAM)
4.00%, 08/01/43 (c) 1,000 1,002,879
Par
(000’s) Value
California (continued)
Irvin Facilities Financing
Authority, Irvine Great Park
Infrastructure Project, Series
A (ST)
5.00%, 09/01/43 (c) $ 500 $ 574,476
Irvin Facilities Financing
Authority, Irvine Great Park
Infrastructure Project, Series
A (ST) (BAM)
4.00%, 09/01/58 (c) 1,000 1,002,635
Los Angeles Department of
Water and Power, Series A
(RB)
5.00%, 07/01/44 (c) 500 502,139
5.00%, 07/01/41 (c) 800 897,996
5.00%, 07/01/49 (c) 800 902,701
Los Angeles Department of
Water and Power, Series B
(RB)
5.00%, 07/01/48 (c) 1,000 1,100,258
5.25%, 07/01/53 (c) 500 569,054
Los Angeles Department of
Water and Power, Series C
(RB)
5.00%, 07/01/51 (c) 500 550,467
Los Angeles Department of
Water and Power, Series D
(RB)
5.00%, 07/01/52 (c) 750 833,384
5.00%, 07/01/47 (c) 500 560,922
Metropolitan Water District of
Southern California, Series
A (RB)
5.00%, 04/01/48 (c) 1,500 1,712,633
5.00%, 04/01/53 (c) 1,000 1,131,120
Miracosta Community College
District, Series A (GO)
4.00%, 08/01/42 (c) 530 535,404
Perris Union High School
District, Series A (GO) (AGM)
4.00%, 09/01/48 (c) 900 907,988
Regents of University of
California, Medical Center
Pooled, Series L (RB)
4.00%, 05/15/44 (c) 1,015 1,018,049
Regents of University of
California, Medical Center
Pooled, Series P (RB)
4.00%, 05/15/53 (c) 1,000 994,304
Riverside  County, Perris Union
High School District, Series A
(GO) (AGM)
4.00%, 09/01/43 (c) 570 577,278
Sacramento Area Flood Control
Agency, Series A (SA)
5.00%, 10/01/47 (c) 1,500 1,553,951
Sacramento City Unified School
District, Series G (GO) (AGM)
4.00%, 08/01/49 (c) 500 498,883

Par
(000’s) Value
California (continued)
San Diego Association of
Governments South Bay
Expressway Toll, Series A (RB)
5.00%, 07/01/42 (c) $ 610 $ 639,979
San Diego County Regional
Airport Authority, Series A
(RB)
5.00%, 07/01/44 (c) 750 810,584
San Diego Public Facilities
Financing Authority, Series
A (RB)
4.00%, 10/15/48 (c) 500 505,920
5.25%, 08/01/48 (c) 1,000 1,166,551
San Diego Unified School
District, Series I (GO)
4.00%, 07/01/47 (c) 595 597,210
San Francisco Bay Area Rapid
Transit District, Series B-1
(GO)
3.00%, 08/01/49 (c) 600 479,752
San Francisco Bay Area Rapid
Transit District, Series C-1
(GO)
4.00%, 08/01/45 (c) 610 614,632
San Francisco City and County,
International Airport, Series
B (RB)
4.00%, 05/01/52 (c) 1,000 1,001,700
5.00%, 05/01/47 (c) 700 730,673
San Francisco City and County,
Public Utilities Commission
Wastewater, Series A (RB)
4.00%, 10/01/48 (c) 885 895,808
San Francisco Municipal
Transportation Agency (RB)
4.00%, 03/01/46 (c) 750 751,888
San Jacinto County,
Transportation Authority,
Limited Tax (RB)
4.00%, 03/01/41 (c) 1,000 1,007,745
San Jose Evergreen Community
College District, Series B (GO)
3.00%, 09/01/41 (c) 825 730,361
San Jose Financing Authority
Wastewater, Series B (RB)
5.00%, 11/01/52 (c) 1,500 1,689,644
San Mateo County Community
College District, Series B (GO)
5.00%, 09/01/45 (c) 1,570 1,696,495
San Mateo Foster City Public
Financing Authority, Clean
Water Program (RB) (SAW)
4.00%, 08/01/44 (c) 500 506,172
Saugus Union School
District School Facilities
Improvement District No.1,
Series C (GO)
2.38%, 08/01/44 (c) 1,000 742,797
Par
(000’s) Value
California (continued)
Southern California Public
Power Authority, Southern
Transmission System (RB)
5.25%, 07/01/53 (c) $ 500 $ 573,641
Southwestern Community
College District, Series A (GO)
4.00%, 08/01/47 (c) 750 751,581
State of California, Various
Purpose (GO)
3.00%, 10/01/49 (c) 500 409,821
3.00%, 12/01/43 (c) 400 349,067
3.62%, 10/01/47 (c) 645 615,099
4.00%, 10/01/44 (c) 500 511,298
5.00%, 04/01/42 (c) 660 702,637
5.00%, 10/01/48 (c) 935 995,976
5.00%, 11/01/47 (c) 515 545,459
5.00%, 04/01/49 (c) 1,000 1,077,357
5.00%, 10/01/42 (c) 1,500 1,736,254
5.00%, 09/01/41 (c) 630 716,531
State of California, Various
Purpose (GO) (SAW)
5.00%, 12/01/46 (c) 875 969,366
Sunnyvale Financing Authority,
Civic Center Project (RB)
(AGM)
4.00%, 04/01/45 (c) 1,195 1,213,182
University of California, Series
BK (RB)
5.00%, 05/15/52 (c) 2,000 2,233,130
University of California, Series
BN (RB)
5.00%, 05/15/42 (c) 1,000 1,161,959
5.00%, 05/15/41 (c) 1,000 1,166,892
University of California, Series
EE (RB)
5.00%, 05/15/43 (c) 1,000 1,111,123
University of California, Series
M (RB)
5.00%, 05/15/42 (c) 1,950 2,083,127
University of California, Series
O (RB)
5.00%, 05/15/58 (c) 1,000 1,057,684
University of California, Series
Q (RB)
5.00%, 05/15/46 (c) 1,000 1,114,234
Ventura Unified School District,
Series A (GO)
4.00%, 08/01/52 (c) 500 504,804
81,318,706
Colorado : 1.7%
Board of Governors of
Colorado State University
System, Series C (RB)
4.00%, 03/01/47 (c) 1,050 1,038,989
Boulder Valley School District
No. Re-2 Boulder (GO) (SAW)
5.00%, 12/01/41 (c) 500 508,761

VANECK LONG MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Colorado (continued)
City of Colorado Springs,
Utilities System, Series C (RB)
5.00%, 11/15/50 (c) $ 600 $ 645,258
Colorado Health Facilities
Authority Hospital, Series A
(RB) (SBG)
4.00%, 11/15/43 (c) 685 675,324
Colorado Health Facilities
Authority, CommonSpirit
Health, Series A-2 (RB)
3.25%, 08/01/49 (c) 500 373,560
4.00%, 08/01/49 (c) 745 702,976
5.00%, 08/01/44 (c) 1,000 1,034,718
Colorado Health Facilities
Authority, Sanford, Series A
(RB)
5.00%, 11/01/44 (c) 500 524,396
Colorado High Performance
Transportation Enterprise,
C-470 Express Lanes (RB)
5.00%, 12/31/51 (c) 250 250,631
Regional Transportation
District, Fastracks Project,
Series B (RB)
2.00%, 11/01/41 (c) 850 590,361
Weld County School District No.
5J (GO) (SAW)
4.00%, 12/01/45 (c) 1,000 1,001,733
Weld County School District No.
6 (GO) (SAW)
4.00%, 12/01/45 (c) 800 798,803
8,145,510
Connecticut : 0.3%
Connecticut Housing Finance
Authority, Housing Mortgage
Finance Program, Series A
(RB)
4.70%, 11/15/43 (c) 500 507,968
Connecticut State Health
and Educational Facilities
Authority, Trinity Health
Credit Group (RB)
5.00%, 12/01/45 (c) 750 764,675
1,272,643
Delaware : 0.3%
State of Delaware, Series A
(GO)
4.00%, 05/01/42 (c) 500 515,672
4.00%, 05/01/41 (c) 1,000 1,036,365
1,552,037
District of Columbia : 1.6%
District of Columbia, Children's
Hospital (RB)
5.00%, 07/15/44 (c) 500 507,634
District of Columbia, Income
Tax, Series A (RB)
5.00%, 03/01/44 (c) 750 810,931
Par
(000’s) Value
District of Columbia (continued)
District of Columbia, Income
Tax, Series C (RB)
4.00%, 05/01/45 (c) $ 805 $ 803,312
District of Columbia, Series A
(RB)
2.62%, 03/01/45 (c) 575 439,125
3.00%, 03/01/41 (c) 275 239,110
Metropolitan Washington
Airports Authority, Dulles
Toll Road, Dulles Metrorail
and Capital Improvements
Projects, Series A (RB) (AGM)
4.00%, 10/01/52 (c) 1,000 963,565
Metropolitan Washington
Airports Authority, Dulles
Toll Road, Dulles Metrorail
and Capital Improvements
Projects, Series B (RB)
4.00%, 10/01/49 (c) 1,250 1,167,112
Washington Metropolitan Area
Transit Authority, Series A
(RB)
3.00%, 07/15/43 (c) 750 631,626
4.00%, 07/15/46 (c) 1,000 991,160
5.00%, 07/15/48 (c) 1,000 1,102,697
7,656,272
Florida : 4.5%
Brevard County, Florida Health
Facilities Authority, Series A
(RB)
5.00%, 04/01/52 (c) 1,055 1,117,350
Central Florida Expressway
Authority (RB) (BAM)
4.00%, 07/01/41 (c) 845 845,331
City of Jacksonville, Health
Care Facilities, Brooks
Rehabilitation (RB)
4.00%, 11/01/45 (c) 1,000 918,488
5.00%, 11/01/50 (c) 1,000 1,033,718
City of Lakeland, Florida Energy
System (RB)
4.25%, 10/01/48 (c) 1,000 1,007,522
City of Lakeland, Florida
Hospital, Regional Health
Systems (RB)
5.00%, 11/15/45 (c) 1,000 1,007,385
City of Orlando, Capital of
Improvements, Series B (RB)
5.00%, 10/01/48 (c) 1,000 1,060,268
City of Port St. Lucie, Southwest
Annexation Special
Assessment District No. 1 (SA)
3.25%, 07/01/45 (c) 200 172,352
City of Port St. Lucie, Southwest
Annexation Special
Assessment District No. 1
(SA) (BAM)
3.00%, 07/01/41 (c) 180 155,645

Par
(000’s) Value
Florida (continued)
City of Tampa, Florida Water &
Wastewater System, Series
A (RB)
5.00%, 10/01/47 (c) $ 500 $ 550,092
County of Broward, Florida Port
Facilities, Series A (RB)
5.00%, 09/01/49 (c) 500 520,421
County of Broward, Florida
Tourist Development,
Convention Center Expansion
Project (RB)
4.00%, 09/01/47 (c) 1,000 980,221
4.00%, 09/01/51 (c) 1,010 968,124
County of Broward, School
District (GO)
5.00%, 07/01/49 (c) 665 720,995
County of Miami-Dade, Florida
Seaport, Series A (RB) (AGM)
4.00%, 10/01/49 (c) 2,000 1,958,875
County of Miami-Dade, Florida
Transit System, Sales Surtax,
Series A (RB)
4.00%, 07/01/44 (c) 500 502,647
County of Miami-Dade, Florida
Water and Sewer System (RB)
4.00%, 10/01/48 (c) 1,000 986,961
County of Miami-Dade, Health
Facilities Authority Hospital,
Nicklaus Children’s Hospital
Project, Series A (RB)
4.00%, 08/01/51 (c) 500 477,882
County of Palm Beach, Health
Facilities Authority, Lifespace
Communities, Inc., Series B
(RB)
4.00%, 05/15/53 (c) 330 206,827
County of Saint Luce , School
Board, Series A (CP) (AGM)
5.00%, 07/01/48 (c) 1,000 1,090,700
County of Sarasota, Florida
Utility System, Series A (RB)
5.00%, 10/01/50 (c) 500 536,288
Florida Higher Educational
Facilities Financial Authority,
Rollins College Project, Series
A (RB)
4.00%, 12/01/50 (c) 750 724,608
Fort Pierce Utilities Authority,
Series A (RB) (AGM)
4.00%, 10/01/52 (c) 1,000 952,373
Halifax Hospital Medical Center
(RB)
4.00%, 06/01/46 (c) 525 498,598
Hillsborough County, Florida
Capital Improvement Non-Ad
Valorem (RB)
2.25%, 08/01/51 (c) 500 318,916
Par
(000’s) Value
Florida (continued)
North Broward Hospital
District, Broward Health,
Series B (RB)
5.00%, 01/01/48 (c) $ 1,000 $ 1,024,851
Orange County Health Facilities
Authority, Series A (RB)
5.00%, 10/01/47 (c) 1,000 1,040,945
South Broward Hospital
District, Series A (RB)
3.00%, 05/01/46 (c) 750 590,176
21,968,559
Georgia : 2.0%
Brookhaven Development
Authority, Children’s
Healthcare of Atlanta, Inc.,
Series A (RB)
4.00%, 07/01/44 (c) 660 662,363
County of Burke, Development
Authority, Series D (RB)
4.12%, 11/01/45 (c) 260 246,434
County of Clarke, Hospital
Authority, Piedmont
Healthcare, Inc., Series A (RB)
4.00%, 07/01/41 (c) 1,000 1,000,084
County of Fulton, Georgia
Water and Sewerage, Series
A (RB)
2.25%, 01/01/43 (c) 500 360,215
Gainesville and Hall County
Hospital Authority, Northeast
Georgia Health System,
Series A (RB)
4.00%, 02/15/42 (c) 1,000 993,353
4.00%, 02/15/45 (c) 1,295 1,277,675
Georgia Housing and Finance
Authority, Single Family
Mortgage, Series B-1 (RB)
3.35%, 12/01/41 (c) 215 190,892
Georgia State Road and Tollway
Authority, Managed Lane
System, Series A (RB)
3.00%, 07/15/51 (c) 500 399,325
Main Street Natural Gas, Inc.,
Series C (RB)
5.00%, 05/15/49 990 1,077,458
Metropolitan Atlanta Rapid
Transit Authority Sales
Tax,  Series A (RB)
3.00%, 07/01/47 (c) 1,000 830,954
Municipal Electric Authority of
Georgia, Plant Vogtle Units 3
& 4 Project, Series A (RB)
4.50%, 07/01/63 (c) 500 502,544
Municipal Electric Authority of
Georgia, Series A (RB)
5.00%, 01/01/63 (c) 500 507,361

VANECK LONG MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Georgia (continued)
Private Colleges & Universities
Authority, Emory University,
Series B (RB)
4.00%, 09/01/41 (c) $ 855 $ 881,761
State of Georgia, Series A (GO)
4.00%, 07/01/42 (c) 1,000 1,048,857
9,979,276
Hawaii : 0.2%
City and County of Honolulu,
Series C (GO)
4.00%, 08/01/43 (c) 750 758,510
Underline
Idaho : 0.1%
Idaho Health Facilities
Authority, St. Luke's Health
System Project, Series A (RB)
5.00%, 03/01/44 (c) 500 500,132
Underline
Illinois : 4.3%
Chicago O'Hare International
Airport, Series B (RB) (AGM)
4.00%, 01/01/53 (c) 890 873,859
City of Chicago, Second Lien
Water Project, Series A (RB)
(AGM)
5.25%, 11/01/53 (c) 500 548,793
City of Chicago, Series A (GO)
5.50%, 01/01/43 (c) 750 792,924
City of Chicago, Wastewater
Transmission Project, Series
A (RB) (AGM)
5.25%, 01/01/53 (c) 500 549,534
5.50%, 01/01/62 (c) 1,550 1,721,026
Illinois Finance Authority,
NorthShore University
HealthSystem , Series A (RB)
4.00%, 08/15/41 (c) 1,000 1,004,566
Illinois Finance Authority,
Presence Network, Series C
(RB)
4.00%, 02/15/41 (c) 500 493,491
Illinois Finance Authority, Silver
Cross Hospital and Medical
Center, Series C (RB)
5.00%, 08/15/44 (c) 1,000 1,013,069
Illinois Housing Development
Authority, Series G (RB)
4.85%, 10/01/42 (c) 500 520,406
5.00%, 10/01/46 (c) 1,000 1,049,762
Illinois State Toll Highway
Authority, Series A (RB)
4.00%, 01/01/46 (c) 1,000 985,076
4.00%, 01/01/44 (c) 1,005 1,004,818
5.00%, 01/01/45 (c) 1,000 1,082,476
Illinois State Toll Highway
Authority, Series E (RB)
5.25%, 10/01/52 (c) 1,600 1,668,207
Par
(000’s) Value
Illinois (continued)
Metropolitan Pier and
Exposition Authority,
McCormick Place Expansion
Project, Series A (RB)
5.00%, 06/15/53 (c) $ 735 $ 741,512
Metropolitan Water
Reclamation District of
Greater Chicago, Series A
(GO)
4.00%, 12/01/46 (c) 1,500 1,486,818
Sales Tax Securitization Corp.,
Series A (RB)
4.00%, 01/01/48 (c) 1,000 959,435
4.00%, 01/01/48 (c) 1,000 971,116
State of Illinois (GO) (AGC)
5.75%, 05/01/45 (c) 750 826,712
State of Illinois, Series A (GO)
5.00%, 03/01/46 (c) 1,250 1,323,837
5.00%, 05/01/41 (c) 630 655,472
State of Illinois, Series C (GO)
4.00%, 11/01/44 (c) 900 865,485
21,138,394
Indiana : 1.0%
Indiana Finance Authority,
Indiana University Health Inc.,
Series A (RB)
5.00%, 10/01/53 (c) 1,000 1,084,659
Indiana Finance Authority,
Wastewater Utility, CWA
Authority Project (RB)
5.00%, 10/01/41 (c) 300 331,832
Indiana Housing and
Community Development
Authority, Single Family
Mortgage, Series D (RB)
5.20%, 07/01/53 (c) 1,000 1,050,299
Indiana Municipal Power
Agency, Series A (RB)
5.00%, 01/01/42 (c) 1,000 1,022,119
Indianapolis Local Public
Improvement Bond Bank,
Courthouse and Jail Project,
Series A (RB)
5.00%, 02/01/49 (c) 500 523,712
5.00%, 02/01/54 (c) 1,000 1,043,677
5,056,298
Iowa : 0.3%
Iowa Finance Authority,
Midwestern Disaster Area,
Iowa Fertilizer Co. Project,
Series A (RB)
5.00%, 12/01/50 (c) (p) 500 525,462
Iowa Finance Authority, Series
A (RB)
5.00%, 08/01/49 (c) 530 574,273

Par
(000’s) Value
Iowa (continued)
Iowa Finance Authority, Single
Family Mortgage, Series C
(RB)
4.85%, 07/01/43 (c) $ 500 $ 516,015
1,615,750
Kentucky : 0.6%
Kentucky Bond Development
Corp., Lexington Center Corp.
Project (RB)
4.00%, 09/01/48 (c) 1,225 1,178,288
Kentucky Economic
Development Finance
Authority, Louisville Arena
Project, Series A (RB) (AGM)
4.00%, 12/01/41 (c) 750 749,485
Louisville and Jefferson County,
Metro Government, Series
A (GO)
4.00%, 12/01/43 (c) 1,000 1,022,542
2,950,315
Louisiana : 1.0%
City of Shreveport, Louisiana
Water and Sewer, Series B
(RB) (AGM)
4.00%, 12/01/49 (c) 700 669,851
Louisiana Stadium and
Exposition District, Series A
(RB)
5.00%, 07/01/48 (c) 1,000 1,090,397
5.25%, 07/01/53 (c) 1,500 1,655,066
State of Louisiana, Series A
(GO)
4.00%, 04/01/43 (c) 1,500 1,511,138
4,926,452
Maine : 0.1%
Maine Turnpike Authority (RB)
4.00%, 07/01/50 (c) 750 722,430
Underline
Maryland : 1.7%
County of Baltimore,
Metropolitan District (GO)
5.00%, 03/01/49 (c) 1,000 1,115,387
Maryland Community
Development Administration,
Series A (RB) (AGM)
1.95%, 09/01/41 (c) 310 213,074
Maryland Health and Higher
Educational Facilities
Authority, Adventist
Healthcare, Series B (RB)
4.00%, 01/01/51 (c) 500 432,752
Maryland Health and Higher
Educational Facilities
Authority, Greater Baltimore
Medical Center, Series A (RB)
3.00%, 07/01/46 (c) 500 390,210
Par
(000’s) Value
Maryland (continued)
Maryland Health and Higher
Educational Facilities
Authority, Lifebridge Health
(RB)
5.00%, 07/01/47 (c) $ 1,000 $ 1,009,166
Maryland Stadium Authority,
Built to Learn, Series A (RB)
4.00%, 06/01/52 (c) 1,000 979,195
Maryland Stadium Authority,
Construction and
Revitalization Program, Series
A (RB)
5.00%, 05/01/42 (c) 1,000 1,056,680
Maryland Transportation
Authority, Transportation
Facilities Projects, Series A
(RB)
5.00%, 07/01/51 (c) 1,000 1,083,912
Montgomery County, Trinity
Health Credit Group, Series
MD (RB)
5.00%, 12/01/44 (c) 1,000 1,011,930
Washington Suburban Sanitary
District (RB)
4.00%, 06/01/46 (c) 1,000 1,019,702
8,312,008
Massachusetts : 4.0%
Commonwealth of
Massachusetts
Transportation, Series A (RB)
3.00%, 06/01/50 (c) 800 640,652
5.00%, 06/01/42 (c) 500 554,608
Commonwealth of
Massachusetts
Transportation, Series B (RB)
5.00%, 06/01/43 (c) 560 611,503
5.00%, 06/01/52 (c) 1,000 1,092,799
Commonwealth of
Massachusetts, Series A (GO)
5.00%, 01/01/45 (c) 1,000 1,050,529
5.00%, 01/01/49 (c) 1,000 1,107,476
5.00%, 04/01/42 (c) 275 286,995
5.00%, 05/01/53 (c) 1,000 1,092,972
Commonwealth of
Massachusetts, Series B (GO)
2.12%, 04/01/51 (c) 1,300 799,864
5.00%, 11/01/52 (c) 1,190 1,297,680
Commonwealth of
Massachusetts, Series C (GO)
3.00%, 03/01/48 (c) 360 291,564
Commonwealth of
Massachusetts, Series D (GO)
5.00%, 10/01/53 (c) 1,000 1,096,456
5.00%, 07/01/45 (c) 750 811,718
Commonwealth of
Massachusetts, Series E (GO)
5.00%, 11/01/45 (c) 605 657,065
5.00%, 11/01/50 (c) 1,000 1,069,970

VANECK LONG MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Massachusetts (continued)
Massachusetts Bay
Transportation Authority,
Sales Tax, Series A (RB)
4.00%, 07/01/51 (c) $ 800 $ 792,709
4.00%, 07/01/53 (c) 1,000 996,954
Massachusetts Development
Finance Agency, Beth Israel
Lahey Health, Inc., Series J
(RB)
5.00%, 07/01/53 (c) 500 511,386
Massachusetts Development
Finance Agency, Boston
Medical Center Issue, Series
D (RB)
5.00%, 07/01/44 (c) 500 500,686
Massachusetts Development
Finance Agency, Boston
Medical Center Issue, Series
G (RB)
5.25%, 07/01/52 (c) 1,000 1,086,189
Massachusetts Development
Finance Agency, Boston
University, Series FF (RB)
5.00%, 10/01/48 (c) 1,105 1,223,398
Massachusetts Port Authority,
Series B (RB) (SBG)
5.00%, 07/01/44 (c) 305 327,606
Massachusetts School Building
Authority, Sales Tax, Series
A (RB)
5.00%, 02/15/44 (c) 1,055 1,132,246
5.00%, 08/15/50 (c) 750 804,649
19,837,674
Michigan : 2.0%
Great Lakes Water Authority,
Water Supply System, Second
Lien, Series B (RB)
5.00%, 07/01/46 (c) 390 399,343
Great Lakes Water Authority,
Water Supply System, Senior
Lien, Series A (RB)
5.00%, 07/01/46 (c) 570 583,523
Michigan Finance Authority,
Beaumont Health, Series A
(RB)
5.00%, 11/01/44 (c) 1,000 1,006,548
Michigan Finance Authority,
McLaren Health Care, System
A (RB)
4.00%, 02/15/47 (c) 1,000 963,636
Michigan Finance Authority,
Trinity Health Credit Group,
Series A (RB)
5.00%, 12/01/42 (c) 500 519,344
Michigan State Building
Authority, Facilities Program,
Series I (RB)
5.00%, 10/15/50 (c) 500 508,050
Par
(000’s) Value
Michigan (continued)
Michigan State Housing
Development Authority,
Rental Housing, Series A (RB)
3.35%, 10/01/49 (c) $ 500 $ 407,572
3.60%, 10/01/60 (c) 1,000 818,096
4.88%, 10/01/43 (c) 1,000 1,026,497
Michigan State University,
Board of Trustee, Series B
(RB)
5.00%, 02/15/48 (c) 765 813,785
State of Michigan, Trunk Line
Fund (RB)
5.00%, 11/15/46 (c) 2,000 2,254,219
State of Michigan, Trunk Line
Fund, Series A (RB)
4.00%, 11/15/46 (c) 620 625,884
9,926,497
Minnesota : 0.7%
Duluth Economic Development
Authority, Minnesota Health
Facilities, Series A (RB)
5.25%, 02/15/58 (c) 1,000 1,029,004
Minnesota Housing Finance
Agency Residential Housing,
Series B (RB)
2.50%, 07/01/51 (c) 530 368,991
Minnesota Housing Finance
Agency Residential Housing,
Series I (RB)
2.15%, 07/01/45 (c) 890 638,707
3.00%, 01/01/51 (c) 395 383,283
Minnesota Housing Finance
Agency Residential Housing,
Series M (RB)
5.15%, 07/01/45 (c) 500 527,832
St. Louis Park Independent
School District No. 283, Series
A (GO) (SD CRED PROG)
4.25%, 02/01/43 (c) 500 515,458
3,463,275
Mississippi : 0.1%
Mississippi Hospital Equipment
and Facilities Authority,
Baptist Memorial Health
Corp., Series A (RB)
5.00%, 09/01/41 (c) 500 508,161
Underline
Missouri : 0.9%
County of Jackson, Series A (RB)
4.25%, 12/01/53 (c) 1,000 989,391
4.38%, 12/01/58 (c) 1,000 1,003,015
Health & Educational Facilities
Authority of the State of
Missouri (RB)
5.00%, 11/15/45 (c) 1,000 1,002,768
Missouri State Health and
Educational Facilities
Authority, Mercy Health,
Series C (RB)
4.00%, 11/15/49 (c) 500 479,202

Par
(000’s) Value
Missouri (continued)
Missouri State Health and
Educational Facilities
Authority, Mercy Health,
Series F (RB)
4.25%, 11/15/48 (c) $ 1,000 $ 1,000,266
4,474,642
Nebraska : 0.8%
Central Plains Energy Project,
Gas Project Crossover No. 3,
Series A (RB)
5.00%, 09/01/42 500 546,530
City of Omaha and County of
Douglas, Public Building,
Series B (GO)
4.00%, 05/01/50 (c) 550 539,566
Nebraska Investment Finance
Authority, Single Family
Housing, Series E (RB)
4.80%, 09/01/53 (c) 500 509,760
Omaha Public Power District,
Nebraska Electric System,
Series A (RB)
4.00%, 02/01/51 (c) 750 738,399
University of Nebraska Facilities
Corp., Series A (RB)
4.00%, 07/15/59 (c) 750 713,648
4.00%, 07/15/62 (c) 1,000 946,258
3,994,161
Nevada : 0.9%
City of Carson, Tahoe Regional
Healthcare Project (RB)
5.00%, 09/01/42 (c) 390 398,478
City of Henderson, Utility
System, Series A-1 (GO)
4.00%, 06/01/50 (c) 675 667,330
County of Clarke, School
District, Limited Tax, Series
A (GO)
4.00%, 06/15/42 (c) 1,000 1,010,314
County of Clarke, Water
Reclamation District, Limited
Tax (GO)
5.00%, 07/01/45 (c) 1,000 1,106,425
Las Vegas Convention and
Visitors Authority, Series B
(RB)
4.00%, 07/01/49 (c) 1,000 970,295
Las Vegas Convention and
Visitors Authority, Series B
(RB) (NATL)
5.00%, 07/01/43 (c) 275 290,333
4,443,175
New Hampshire : 0.1%
National Finance Authority
Hospital, St. Lukes University
Health Network Project,
Series B (RB) (AGM)
3.00%, 08/15/46 (c) 500 406,503
Underline
Par
(000’s) Value
New Jersey : 3.2%
Hudson County Improvement
Authority, Courthouse Project
(RB)
4.00%, 10/01/46 (c) $ 1,000 $ 1,002,817
New Jersey Economic
Development Authority
School Facilities, Series FFF
(RB)
4.62%, 06/15/48 (c) 1,000 1,013,558
New Jersey Educational
Facilities Authority, New
Jersey Princeton University,
Series C (RB)
2.00%, 03/01/41 (c) 500 362,140
New Jersey Health Care
Facilities Financing Authority,
Atlanticare Health System
(RB)
2.50%, 07/01/51 (c) 490 318,671
New Jersey Health Care
Facilities Financing Authority,
Inspira Health, Series A (RB)
4.00%, 07/01/41 (c) 800 800,585
New Jersey Health Care
Facilities Financing Authority,
RWJ Barnabas Health, Series
A (RB)
4.00%, 07/01/41 (c) 555 561,408
New Jersey Housing and
Mortgage Finance Agency,
Single Family Housing (RB)
4.80%, 10/01/53 (c) 500 508,411
New Jersey Transportation
Trust Fund Authority, Series
AA (RB)
4.00%, 06/15/45 (c) 1,500 1,490,694
4.25%, 06/15/44 (c) 640 640,096
4.50%, 06/15/49 (c) 910 914,502
5.00%, 06/15/45 (c) 1,000 1,011,242
New Jersey Transportation
Trust Fund Authority, Series
BB (RB)
3.50%, 06/15/46 (c) 365 323,428
4.00%, 06/15/44 (c) 1,000 995,096
5.25%, 06/15/50 (c) 1,000 1,103,367
New Jersey Turnpike Authority,
Series A (RB)
4.00%, 01/01/48 (c) 1,280 1,280,566
4.00%, 01/01/51 (c) 1,000 996,151
New Jersey Turnpike Authority,
Series E (RB)
5.00%, 01/01/45 (c) 955 966,545
South Jersey Transportation
Authority, Transportation
System, Series A (RB)
5.00%, 11/01/45 (c) 500 524,356
Tobacco Settlement Financing
Corp., Series A (RB)
5.00%, 06/01/46 (c) 500 509,707

VANECK LONG MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
New Jersey (continued)
Tobacco Settlement Financing
Corp., Series B (RB)
5.00%, 06/01/46 (c) $ 465 $ 473,132
15,796,472
New Mexico : 0.1%
New Mexico Mortgage Finance
Authority, Single Family
Mortgage, Series F (RB)
3.05%, 07/01/44 (c) 290 243,276
Underline
New York : 20.8%
Battery Park City Authority,
Series A (RB)
4.00%, 11/01/44 (c) 1,000 1,010,634
City of New York, Series A (GO)
4.00%, 08/01/50 (c) 1,000 988,222
4.12%, 08/01/53 (c) 2,000 1,992,355
City of New York, Series C (GO)
4.00%, 08/01/41 (c) 1,000 1,015,261
5.00%, 08/01/43 (c) 500 545,264
City of New York, Series D (GO)
(BAM)
4.00%, 03/01/50 (c) 1,000 988,300
5.00%, 03/01/43 (c) 1,000 1,085,277
City of New York, Series F (GO)
5.00%, 03/01/50 (c) 1,000 1,076,229
County of Monroe, Industrial
Development Corp.,
University of Rochester
Project, Series A (RB)
4.00%, 07/01/50 (c) 900 882,361
Dutchess County Local
Development Corp., Bard
College Project, Series A (RB)
5.00%, 07/01/51 (c) 1,000 1,013,906
Hudson Yards Infrastructure
Corp., Series A (RB)
5.00%, 02/15/42 (c) 645 672,456
Hudson Yards Infrastructure
Corp., Series A (RB) (AGM)
4.00%, 02/15/47 (c) 1,000 1,001,150
Long Island Power Authority
Electric System (RB)
5.00%, 09/01/42 (c) 1,500 1,573,041
Los Angeles Department of
Water and Power, Series B
(RB)
5.00%, 09/01/45 (c) 1,000 1,015,292
Metropolitan Transportation
Authority, Series A (RB)
4.00%, 11/15/51 (c) 1,000 994,180
Metropolitan Transportation
Authority, Series A (RB) (AGM)
5.00%, 11/15/44 (c) 715 750,352
Metropolitan Transportation
Authority, Series A-1 (RB)
4.00%, 11/15/43 (c) 400 393,132
4.00%, 11/15/49 (c) 1,000 950,165
5.00%, 11/15/45 (c) 590 592,049
Par
(000’s) Value
New York (continued)
Metropolitan Transportation
Authority, Series B-1 (RB)
5.00%, 11/15/51 (c) $ 500 $ 512,410
Metropolitan Transportation
Authority, Series C (RB) (AGM)
4.00%, 11/15/45 (c) 1,000 994,624
Metropolitan Transportation
Authority, Series C-1 (RB)
4.75%, 11/15/45 (c) 1,000 1,027,122
5.25%, 11/15/56 (c) 1,050 1,080,158
Metropolitan Transportation
Authority, Series D (RB)
4.00%, 11/15/42 (c) 1,245 1,221,695
4.00%, 11/15/46 (c) 250 241,324
Metropolitan Transportation
Authority, Series E (RB)
5.00%, 11/15/43 (c) 180 180,039
Monroe County Industrial
Development Corp.
Rochester Regional Health
Project, Series A (RB)
4.00%, 12/01/46 (c) 650 579,367
MTA Hudson Rail Yards Trust,
Series A (RB)
5.00%, 11/15/56 (c) 1,000 992,524
New York City Environmental
Facilities, Clean Water and
Drinking Water, Series B (RB)
4.00%, 06/15/49 (c) 500 501,047
New York City Housing
Development Corp., Housing
Impact, Series A (RB)
4.80%, 02/01/53 (c) 500 507,307
New York City Housing
Development Corp., Multi-
Family Housing, Series A-1
(RB)
4.85%, 11/01/53 (c) 1,500 1,527,536
New York City Housing
Development Corp., Multi-
Family Housing, Series C-1
(RB)
2.25%, 11/01/41 (c) 800 585,921
New York City Housing
Development Corp., Multi-
Family Housing, Series E-1
(RB)
4.85%, 11/01/53 (c) 750 764,419
New York City Housing
Development Corp., Multi-
Family Housing, Series J (RB)
3.05%, 11/01/49 (c) 555 438,540
New York City Municipal Water
Finance Authority, Water and
Sewer System, Series AA (RB)
4.00%, 06/15/50 (c) 1,000 991,684
5.00%, 06/15/48 (c) 850 927,280

Par
(000’s) Value
New York (continued)
New York City Municipal Water
Finance Authority, Water and
Sewer System, Series BB (RB)
4.00%, 06/15/45 (c) $ 2,000 $ 2,010,682
5.00%, 06/15/49 (c) 1,000 1,070,978
5.00%, 06/15/44 (c) 955 1,060,150
New York City Municipal Water
Finance Authority, Water and
Sewer System, Series CC (RB)
3.75%, 06/15/47 (c) 710 672,086
4.00%, 06/15/52 (c) 500 494,670
4.00%, 06/15/45 (c) 500 496,190
5.00%, 06/15/52 (c) 1,000 1,089,193
New York City Municipal Water
Finance Authority, Water and
Sewer System, Series CC (RB)
(FHA 542(C))
4.00%, 06/15/51 (c) 1,000 991,311
5.00%, 06/15/51 (c) 500 542,826
New York City Municipal Water
Finance Authority, Water and
Sewer System, Series DD (RB)
4.12%, 06/15/47 (c) 1,000 1,006,015
New York City Municipal Water
Finance Authority, Water and
Sewer System, Series FF (RB)
(SBG)
5.00%, 06/15/41 (c) 1,000 1,102,742
New York City Transitional
Finance Authority Building
Aid, Series S-1 (RB) (SAW)
3.00%, 07/15/49 (c) 350 278,914
5.00%, 07/15/43 (c) 500 530,822
New York City Transitional
Finance Authority, Future Tax
Secured Subordinate, Series
B (RB)
5.25%, 05/01/50 (c) 1,000 1,135,185
New York City Transitional
Finance Authority, Future Tax
Secured Subordinate, Series
B-1 (RB)
4.00%, 08/01/42 (c) 1,500 1,507,095
4.00%, 08/01/45 (c) 1,000 996,368
New York City Transitional
Finance Authority, Future Tax
Secured Subordinate, Series
C (RB)
5.25%, 05/01/48 (c) 2,000 2,281,115
New York City Transitional
Finance Authority, Future Tax
Secured Subordinate, Series
C-1 (RB)
4.00%, 05/01/41 (c) 500 502,255
4.00%, 05/01/44 (c) 1,000 1,000,104
4.00%, 11/01/42 (c) 1,120 1,121,252
5.00%, 02/01/44 (c) 565 626,364
Par
(000’s) Value
New York (continued)
New York City Transitional
Finance Authority, Future Tax
Secured Subordinate, Series
D-1 (RB)
4.00%, 11/01/47 (c) $ 500 $ 496,670
New York City Transitional
Finance Authority, Future Tax
Secured Subordinate, Series
E-1 (RB)
2.25%, 02/01/51 (c) 650 412,347
4.00%, 02/01/44 (c) 1,000 988,413
5.00%, 02/01/43 (c) 1,000 1,042,515
New York City Transitional
Finance Authority, Future Tax
Secured Subordinate, Series
F-1 (RB)
4.00%, 02/01/51 (c) 1,000 986,141
5.25%, 02/01/47 (c) 1,000 1,134,288
New York City Water and Sewer
System, Series BB (RB)
4.00%, 06/15/50 (c) 640 634,678
New York City, Series B-1 (GO)
5.25%, 10/01/42 (c) 1,000 1,141,875
New York City, Series D-1 (GO)
5.00%, 12/01/43 (c) 1,000 1,069,593
New York Convention Center
Development Corp., Series
A (RB)
0.00%, 11/15/54 ^ 170 37,207
New York Liberty Development
Corp., 1 World Trade Center
Project (RB)
4.00%, 02/15/43 (c) 620 623,100
New York State Dormitory
Authority, New School, Series
A (RB)
4.00%, 07/01/43 (c) 475 468,606
5.00%, 07/01/46 (c) 420 426,941
New York State Dormitory
Authority, Personal Income
Tax, Series A (RB)
3.00%, 03/15/42 (c) 500 433,390
5.00%, 03/15/49 (c) 500 540,500
New York State Dormitory
Authority, Personal Income
Tax, Series B (RB)
5.00%, 02/15/44 (c) 730 736,700
5.00%, 02/15/42 (c) 1,500 1,577,308
New York State Dormitory
Authority, Sales Tax, Series
A (RB)
4.00%, 03/15/48 (c) 1,000 995,926
New York State Dormitory
Authority, St. John's
University, Series A (RB)
4.00%, 07/01/48 (c) 550 532,804

VANECK LONG MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
New York (continued)
New York State Dormitory
Authority, State Sales Tax,
Series A (RB)
4.00%, 03/15/47 (c) $ 800 $ 796,178
4.00%, 03/15/49 (c) 1,000 995,293
5.00%, 03/15/45 (c) 1,000 1,051,811
New York State Dormitory
Authority, State Sales Tax,
Series C (RB)
5.00%, 03/15/42 (c) 1,000 1,057,885
New York State Dormitory
Authority, State Sales Tax,
Series E (RB)
5.00%, 03/15/48 (c) 500 525,998
New York State Mortgage
Agency, Homeowner
Mortgage (RB)
4.90%, 10/01/53 (c) 1,355 1,386,947
New York State Mortgage
Agency, Homeowner
Mortgage (RB) (SBG)
2.55%, 04/01/50 (c) 330 230,613
New York State Power
Authority, Green
Transmission Project, Series
A (RB) (AGM)
4.00%, 11/15/61 (c) 1,000 970,284
New York State Power
Authority, Series A (RB)
4.00%, 11/15/50 (c) 500 498,296
New York State Thruway
Authority, Junior
Indebtedness, Series B (RB)
4.00%, 01/01/45 (c) 1,440 1,423,969
New York State Thruway
Authority, Personal Income
Tax, Series A (RB)
4.00%, 03/15/55 (c) 1,000 988,311
5.00%, 03/15/46 (c) 1,000 1,105,468
New York State Thruway
Authority, Series A (RB)
5.00%, 01/01/41 (c) 1,000 1,027,081
New York State Thruway
Authority, Series P (RB)
5.25%, 01/01/54 (c) 1,000 1,112,798
New York State Urban
Development Corp., Personal
Income Tax, Series A (RB)
4.00%, 03/15/53 (c) 1,000 978,075
5.00%, 03/15/43 (c) 500 528,898
New York State Urban
Development Corp., Personal
Income Tax, Series C (RB)
3.00%, 03/15/48 (c) 550 443,392
5.00%, 03/15/47 (c) 2,000 2,169,987
New York State Urban
Development Corp., State
Sales Tax, Series A (RB)
3.00%, 03/15/50 (c) 1,000 798,017
Par
(000’s) Value
New York (continued)
New York State, Dormitory
Authority, Personal Income
Tax, Series D (RB)
5.00%, 02/15/48 (c) $ 820 $ 879,372
New York Transportation
Development Corp.,
Terminal 4 John F. Kennedy
International Airport Project,
Series C (RB)
4.00%, 12/01/42 (c) 925 896,456
4.00%, 12/01/41 (c) 1,230 1,201,809
Port Authority of New York &
New Jersey (RB)
5.00%, 10/15/41 (c) 1,000 1,024,351
5.00%, 07/15/43 (c) 1,000 1,131,554
Suffolk Tobacco Asset
Securitization Corp., Series
B-1 (RB)
4.00%, 06/01/50 (c) 940 950,090
Triborough Bridge and Tunnel
Authority Sales Tax, Series
A (RB)
4.00%, 05/15/57 (c) 840 813,451
4.25%, 05/15/58 (c) 1,000 1,005,568
Triborough Bridge and Tunnel
Authority, Payroll Mobility
Tax, Series B (RB)
5.00%, 05/15/56 (c) 500 520,158
5.25%, 11/15/53 (c) 750 841,559
Triborough Bridge and Tunnel
Authority, Payroll Mobility
Tax, Series C (RB)
4.00%, 05/15/51 (c) 750 744,917
5.00%, 05/15/51 (c) 1,000 1,081,504
5.00%, 11/15/43 (c) 1,000 1,129,213
Triborough Bridge and Tunnel
Authority, Payroll Mobility
Tax, Series D (RB)
4.50%, 05/15/47 (c) 500 517,793
Triborough Bridge and Tunnel
Authority, Series A (RB)
4.00%, 11/15/47 (c) 1,000 991,606
5.00%, 11/15/49 (c) 1,000 1,077,644
5.00%, 11/15/54 (c) 750 803,053
5.00%, 11/15/51 (c) 1,000 1,079,311
TSASC, Inc., Tobacco
Settlement, Series A (RB)
5.00%, 06/01/41 (c) 1,000 1,015,547
102,202,199
North Carolina : 1.2%
Charlotte-Mecklenburg
Hospital Authority, Atrium
HealthCare, Series A (RB)
4.00%, 01/15/43 (c) 600 600,781
City of Raleigh, North Carolina
Combine Enterprise System
(RB)
4.00%, 09/01/44 (c) 610 626,854

Par
(000’s) Value
North Carolina (continued)
North Carolina Housing
Finance Agency, Home
Ownership (RB)
4.88%, 07/01/42 (c) $ 500 $ 520,958
North Carolina Housing
Finance Agency, Home
Ownership, Series A (RB)
4.38%, 07/01/44 (c) 1,000 1,009,050
North Carolina Medical Care
Commission, Health Care
Facilities, Series A (RB)
4.00%, 11/01/49 (c) 1,000 977,349
North Carolina Turnpike
Authority, Triangle
Expressway System (RB)
5.00%, 01/01/44 (c) 500 525,674
5.00%, 01/01/49 (c) 750 781,305
University of North Carolina,
Hospitals at Chapel Hill (RB)
5.00%, 02/01/45 800 951,773
5,993,744
North Dakota : 0.2%
North Dakota Housing Finance
Agency, Home Mortgage
Finance Program, Series A
(RB)
4.70%, 07/01/47 (c) 1,000 1,016,104
Underline
Ohio : 1.9%
Buckeye Tobacco Settlement
Financing Authority, Series
A-2 (RB)
4.00%, 06/01/48 (c) 1,000 925,074
County of Allen, Ohio Hospital
Facilities, Mercy Health,
Series A (RB)
4.00%, 08/01/47 (c) 510 498,975
5.00%, 11/01/43 (c) 600 604,668
County of Cuyahoga, Ohio
Hospital, The Metrohealth
System (RB)
5.00%, 02/15/42 (c) 1,000 1,004,471
5.00%, 02/15/57 (c) 1,000 994,150
5.25%, 02/15/47 (c) 1,000 1,008,974
5.50%, 02/15/57 (c) 1,000 1,012,319
County of Franklin, Ohio
Various Purpose Sales Tax
(RB)
5.00%, 06/01/48 (c) 1,075 1,139,377
County of Hamilton, Ohio
Healthcare Improvement,
Life Enriching Communities
Project (RB)
5.00%, 01/01/46 (c) 250 234,182
County of Hamilton, Ohio
Hospital Facilities, TriHealth ,
Inc. (RB)
5.00%, 08/15/42 (c) 1,000 1,035,004
Par
(000’s) Value
Ohio (continued)
Ohio Higher Educational Facility
Commission, Oberlin College
Project (RB)
5.00%, 10/01/48 (c) $ 500 $ 553,574
Ohio Water Development
Authority, Fresh Water (RB)
5.00%, 06/01/44 (c) 500 543,859
9,554,627
Oklahoma : 0.1%
Oklahoma Turnpike Authority,
Series A (RB)
4.00%, 01/01/48 (c) 700 701,329
Underline
Oregon : 0.8%
City of Portland, Oregon Sewer
System, Series A (RB)
5.00%, 12/01/42 (c) 500 572,118
Multnomah County School
District No. 1J, Series B (GO)
(SBG)
2.00%, 06/15/42 (c) 550 382,955
3.25%, 06/15/42 (c) 295 268,323
Oregon Health and Science
University, Series A (RB)
4.00%, 07/01/51 (c) 1,000 978,208
Tri-County Metropolitan
Transportation District of
Oregon, Series A (RB)
3.00%, 09/01/44 (c) 935 784,394
University of Oregon, Series A
(RB)
5.00%, 04/01/50 (c) 1,000 1,063,828
4,049,826
Pennsylvania : 3.8%
Allegheny County Hospital
Development Authority,
Allegheny Health Network,
Series A (RB)
5.00%, 04/01/47 (c) 1,000 1,020,894
Chester County Health and
Education Facilities Authority,
Main Line Health System,
Series A (RB)
4.00%, 09/01/50 (c) 645 605,170
City of Philadelphia,
Pennsylvania Gas Works (RB)
5.00%, 08/01/47 (c) 805 827,989
City of Philadelphia,
Pennsylvania Water &
Wastewater, Series A (RB)
5.00%, 10/01/52 (c) 500 515,480
5.00%, 10/01/47 (c) 500 519,437
Commonwealth of
Pennsylvania, Series A (CP)
(FHA)
4.00%, 07/01/46 (c) 1,170 1,143,141
DuBois Hospital Authority,
Penn Highlands Healthcare
(RB)
5.00%, 07/15/43 (c) 280 287,431

VANECK LONG MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Pennsylvania (continued)
Geisinger Authority, Health
System, Series A (RB)
5.00%, 04/01/50 (c) $ 1,000 $ 1,041,518
Lancaster County, Hospital
Authority, Penn State Health
(RB)
5.00%, 11/01/51 (c) 1,000 1,039,375
Pennsylvania Economic
Development Financing
Authority, Presbyterian
Senior Living Project, Series
B-2 (RB)
5.25%, 07/01/46 (c) 1,000 1,035,708
Pennsylvania Housing Finance
Agency, Single Family
Mortgage (RB)
2.28%, 10/01/41 (c) 500 378,138
Pennsylvania Housing Finance
Agency, Single Family
Mortgage, Series A (RB)
4.85%, 10/01/43 (c) 500 514,167
5.00%, 10/01/43 (c) 1,000 1,052,241
Pennsylvania Housing Finance
Agency, Single Family
Mortgage, Series B (RB)
3.65%, 10/01/42 (c) 260 237,629
Pennsylvania State University
(RB)
5.25%, 09/01/53 (c) 1,000 1,127,695
Pennsylvania Turnpike
Commission, Oil Franchise
Tax, Series A (RB) (AGM)
5.00%, 12/01/48 (c) 290 305,217
Pennsylvania Turnpike
Commission, Oil Franchise,
Series A (RB) (BAM)
4.00%, 12/01/51 (c) 1,000 988,092
Pennsylvania Turnpike
Commission, Series A (RB)
5.00%, 12/01/44 (c) 1,000 1,009,215
Pennsylvania Turnpike
Commission, Series A (RB)
(AGM)
4.00%, 12/01/49 (c) 1,045 1,043,822
Pennsylvania Turnpike
Commission, Series A-1 (RB)
5.00%, 12/01/47 (c) 900 930,443
Pennsylvania Turnpike
Commission, Series B (RB)
4.00%, 12/01/46 (c) 1,000 988,276
5.00%, 12/01/45 (c) 800 867,247
Upper Merion Area School
District, Series A (GO) (SAW)
4.00%, 01/15/46 (c) 1,105 1,105,696
18,584,021
Rhode Island : 0.1%
State of Rhode Island, Series
A (GO)
4.12%, 08/01/42 (c) 600 617,717
Underline
Par
(000’s) Value
South Carolina : 1.1%
South Carolina Jobs-Economic
Development Authority,
Mercy Health, Series A (RB)
4.00%, 12/01/44 (c) $ 1,355 $ 1,353,908
South Carolina Jobs-Economic
Development Authority,
Prisma Health, Series A (RB)
5.00%, 05/01/48 (c) 1,000 1,020,986
South Carolina Public Service
Authority, Santee Cooper,
Series A (RB)
4.00%, 12/01/52 (c) 500 470,995
South Carolina Public Service
Authority, Series E (RB)
5.25%, 12/01/55 (c) 1,500 1,510,117
University of South Carolina,
Campus Village Project,
Series A (RB)
5.00%, 05/01/46 (c) 820 890,440
5,246,446
Tennessee : 1.0%
City of Memphis, Tennessee
Improvement (GO)
4.00%, 05/01/45 (c) 665 665,396
Metropolitan Government
of Nashville and Davidson
County, Vanderbilt University
Medical Center, Series A (RB)
5.00%, 07/01/46 (c) 1,500 1,513,902
Tennessee Housing
Development Agency,
Residential Finance Program
(RB)
2.95%, 07/01/49 (c) 335 261,193
3.60%, 07/01/42 (c) 225 211,003
Tennessee Housing
Development Agency,
Residential Finance Program,
Series A (RB)
5.40%, 07/01/53 (c) 1,000 1,050,595
Tennessee Housing
Development Agency, Series
B (RB)
3.45%, 07/01/40 (c) 185 171,832
Tennessee State School Bond
Authority, Higher Education
Facilities, Series A (RB)
5.00%, 11/01/42 (c) 1,040 1,089,994
4,963,915
Texas : 11.7%
Arlington Higher Education
Finance Corp., Harmony
Public Schools, Series A (RB)
3.00%, 02/15/46 (c) 1,000 778,754
Arlington Higher Education
Finance Corp., Riverwalk
Education Foundation, Inc.
(RB)
4.00%, 08/15/44 (c) 675 667,406

Par
(000’s) Value
Texas (continued)
Austin Independent School
District, Unlimited Tax School
Building (GO)
4.00%, 08/01/48 (c) $ 1,000 $ 977,273
Board of Regents of the
University of Texas System,
Series A (RB)
3.00%, 08/15/41 (c) 525 452,563
4.00%, 07/01/41 (c) 500 512,248
Board of Regents of the
University of Texas System,
Series E (RB)
4.00%, 08/15/44 (c) 650 652,731
Central Texas Regional Mobility
Authority, Senior Lien, Series
E (RB)
5.00%, 01/01/45 (c) 750 794,255
City of Austin, Texas Electricity
Utility System, Series A (RB)
5.00%, 11/15/49 (c) 1,375 1,456,594
City of Austin, Waterwaste
System (RB)
5.00%, 11/15/43 (c) 1,000 1,124,447
City of El Paso (GO)
4.00%, 08/15/45 (c) 950 947,651
City of Houston, Texas Public
Improvement, Series A (GO)
5.25%, 03/01/42 (c) 750 854,107
City of Lubbock, Texas Electric
Light & Power System (RB)
4.00%, 04/15/46 (c) 650 645,444
City of Royse, Independent
School District (GO)
5.00%, 02/15/48 (c) 950 1,049,205
City of San Antonio, Texas
Electric & Gas Systems (RB)
5.00%, 02/01/44 (c) 345 345,000
5.00%, 02/01/44 (c) 500 543,728
5.00%, 02/01/44 (c) 260 260,145
Colin and Kaufman Counties,
School Independent District
(GO)
4.00%, 02/15/53 (c) 1,000 978,378
County of Collin, Limited Tax
(GO)
4.00%, 02/15/43 (c) 1,000 1,007,847
Cypress-Fairbanks Independent
School District, Series A (GO)
2.25%, 02/15/43 (c) 600 427,864
Dallas Fort Worth International
Airport, Series B (RB)
4.00%, 11/01/45 (c) 3,000 2,955,518
Dallas Independent School
District, Unlimited Tax School
Building (GO)
4.00%, 02/15/53 (c) 1,000 983,368
5.00%, 02/15/49 (c) 1,000 1,099,321
Par
(000’s) Value
Texas (continued)
Denton Independent School
District, Unlimited Tax School
Building (GO)
5.00%, 08/15/48 (c) $ 1,000 $ 1,103,457
El Paso Independent School
District, Unlimited Tax School
Building (GO)
4.00%, 08/15/48 (c) 1,000 999,983
Ford Bens County, Unlimited
Tax Road (GO)
5.25%, 03/01/53 (c) 1,000 1,109,703
Grand Parkway Transportation
Corp. System, First Tier Toll,
Series C (RB)
4.00%, 10/01/49 (c) 770 745,478
Grand Parkway Transportation
Corp. System, Subordinate
Tier Toll, Series A (RB)
5.00%, 10/01/48 (c) 640 669,436
Harris County, Cultural
Education Facilities Finance
Corp., Houston Methodist
Hospital (RB)
4.00%, 12/01/45 (c) 590 553,916
Harris County, Cultural
Education Facilities Finance
Corp., Texas Children's
Hospital, Series A (RB)
4.00%, 10/01/47 (c) 1,000 960,858
Harris County, Flood Control
District, Series A (GO)
4.00%, 10/01/45 (c) 500 501,924
Harris County, Hospital District
(RB)
4.00%, 02/15/42 (c) 560 547,854
Harris County, Humble
Independent School District
(GO)
5.00%, 02/15/47 (c) 1,000 1,094,083
Harris County, Texas Toll Road,
Series A (RB)
4.00%, 08/15/48 (c) 2,000 1,963,149
Katy Independent School
District (GO)
4.00%, 02/15/53 (c) 750 737,526
Keller Independent School
District (GO)
4.00%, 02/15/47 (c) 1,000 1,007,754
Lamar Consolidated
Independent School District
(GO) (AGM)
5.50%, 02/15/58 (c) 2,000 2,248,780
Leander Independent School
District, Series A (GO)
0.00%, 08/16/42 (c) ^ 900 403,149

VANECK LONG MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Texas (continued)
Lower Colorado River Authority
Transmission, LCRA
Transmission Services Corp.
Project (RB)
5.00%, 05/15/45 (c) $ 1,500 $ 1,526,058
Lower Colorado River Authority
Transmission, LCRA
Transmission Services Corp.
Project, Series S (RB)
5.00%, 05/15/43 (c) 1,000 1,054,859
North Texas Tollway Authority
System, Second Tier (RB)
4.25%, 01/01/49 (c) 1,000 1,000,244
Northwest Independent School
District, Unlimited Tax School
Building (GO)
4.00%, 02/15/47 (c) 1,000 1,003,096
Pflugerville Independent School
District, Unlimited Tax School
Building, Series A (GO)
5.00%, 02/15/48 (c) 1,000 1,059,046
Plano Independent School
District, Unlimited Tax School
Building (GO)
5.00%, 02/15/43 (c) 1,000 1,113,321
San Jacinto College District,
Series A (GO)
5.00%, 02/15/44 (c) 900 950,020
State of Texas, Department
of Housing & Community
Affairs, Residential Mortgage,
Series A (RB)
5.25%, 01/01/53 (c) 1,000 1,054,469
Tarrant County, Cultural
Education Facilities Finance
Corp., Christus Health, Series
A (RB)
4.00%, 07/01/53 (c) 1,220 1,131,263
Texarkana Independent School
District (GO)
4.00%, 02/15/53 (c) 1,000 975,070
4.00%, 08/15/53 (c) 1,015 994,672
Texas Department of Housing
and Community Affairs,
Residential Mortgage, Series
B (RB)
5.25%, 07/01/53 (c) 1,000 1,051,104
Texas Water Development
Board (RB)
4.00%, 10/15/45 (c) 500 501,890
4.75%, 10/15/42 (c) 655 711,081
4.80%, 10/15/52 (c) 1,000 1,059,690
Texas Water Development
Board, Series A (RB)
4.00%, 10/15/49 (c) 990 976,659
5.00%, 10/15/58 (c) 1,000 1,093,475
5.00%, 10/15/43 (c) 840 893,769
Par
(000’s) Value
Texas (continued)
Texas Water Development
Board, Series B (RB)
4.00%, 10/15/43 (c) $ 1,000 $ 1,005,486
Tomball Independent School
District (GO)
4.00%, 02/15/45 (c) 1,000 1,002,895
5.00%, 02/15/42 (c) 1,000 1,126,703
University of Houston, Series
A (RB)
5.00%, 02/15/56 (c) 500 537,754
University of Texas, Series A
(RB)
5.00%, 08/15/43 (c) 500 560,954
Waller Independent School
District, Series A (GO)
4.00%, 02/15/48 (c) 500 498,945
Ysleta Independent School
District (GO)
5.00%, 08/15/56 (c) 500 540,621
57,584,041
Utah : 0.7%
Salt Lake City, International
Airport, Series B (RB)
5.00%, 07/01/43 (c) 360 382,601
University of Utah, Board of
Higher Education, Series A
(RB)
4.00%, 08/01/51 (c) 1,000 994,206
5.00%, 08/01/46 (c) 1,160 1,270,473
University of Utah, Board of
Higher Education, Series B
(RB)
5.00%, 08/01/42 (c) 585 653,275
Utah County, IHC Health
Services, Inc., Series B (RB)
3.00%, 05/15/47 (c) 210 169,264
3,469,819
Virginia : 1.2%
Hampton Roads Transportation
Accountability Commission,
Series A (RB)
4.00%, 07/01/57 (c) 600 583,123
5.00%, 07/01/60 (c) 500 531,035
5.00%, 07/01/50 (c) 625 666,865
Rector and Visitors of Virginia
University, Series A (RB)
4.00%, 04/01/45 (c) 500 501,263
University of Virginia, Series A
(RB)
5.00%, 04/01/42 (c) 1,000 1,056,179
Virginia Commonwealth
Transportation Board,
US Route 58, Corridor
Development Program,
Series A (RB)
4.00%, 05/15/47 (c) 500 506,387

Par
(000’s) Value
Virginia (continued)
Virginia Small Business
Financing Authority Health
Facilities, Bon Secours Mercy
Health, Series A (RB)
4.00%, 12/01/49 (c) $ 500 $ 482,895
Virginia Small Business
Financing Authority, National
senior Campuses, Inc., Series
A (RB)
4.00%, 01/01/45 (c) 500 462,918
Williamsburg Economic
Development Authority,
Virginia Student Housing,
William and Mary Project,
Series A (RB) (AGM)
4.38%, 07/01/63 (c) 1,000 1,004,462
5,795,127
Washington : 2.0%
Central Puget Sound Regional
Transit Authority, Sales Tax
and Motor Vehicle Excise Tax,
Series S (RB)
5.00%, 11/01/41 (c) 1,000 1,038,100
City of Seattle, Washington
Municipal Light and Power,
Series A (RB)
4.00%, 05/01/45 (c) 1,000 989,437
5.00%, 03/01/53 (c) 1,000 1,081,885
Energy Northwest, Columbia
Generating Station Electric,
Series A (RB)
4.00%, 07/01/42 (c) 1,000 1,006,335
5.00%, 07/01/41 (c) 600 663,045
King County, Highline School
District No. 401, Unlimited
Tax (GO) (SBG)
4.00%, 12/01/42 (c) 500 507,747
King County, Public Hospital
District No. 2, Evergreen
Health, Series A (GO)
4.00%, 12/01/45 (c) 650 643,426
State of Washington, Various
Purpose, Series A (GO)
5.00%, 08/01/42 (c) 1,000 1,084,750
5.00%, 08/01/43 (c) 1,590 1,761,054
State of Washington, Various
Purpose, Series C (GO)
5.00%, 02/01/42 (c) 800 847,484
Washington Health Care
Facilities Authority, Virginia
Mason Medical Center (RB)
4.00%, 08/15/42 (c) 205 185,266
9,808,529
West Virginia : 0.3%
West Virginia Hospital Finance
Authority, West Virginia
University Health System,
Series A (RB)
4.38%, 06/01/53 (c) 1,000 1,018,463
Par
(000’s) Value
West Virginia (continued)
West Virginia Parkways
Authority, Turnpike Toll (RB)
5.00%, 06/01/47 (c) $ 620 $ 671,346
1,689,809
Wisconsin : 1.1%
Public Finance Authority,
Pooled Charter School (RB)
5.75%, 07/01/62 (c) 1,000 1,037,793
Public Finance Authority,
Renown Regional Medical
Center Project, Series A (RB)
4.25%, 06/01/41 (c) 500 500,539
Wisconsin Health and
Educational Facilities
Authority, Children's Hospital,
Inc. (RB)
4.00%, 08/15/47 (c) 1,000 946,454
Wisconsin Health and
Educational Facilities
Authority, Marshfield Clinic
Health System, Inc., Series
A (RB)
5.00%, 02/15/46 (c) 750 732,626
Wisconsin Housing and
Economic Development
Authority, Home Ownership,
Series A (RB)
4.85%, 09/01/43 (c) 1,000 1,028,383
5.00%, 03/01/49 (c) 1,000 1,019,657
5,265,452
Total Municipal Bonds: 99.0%
(Cost: $494,265,961) 487,093,798
Other assets less liabilities: 1.0% 5,101,710
NET ASSETS: 100.0% $ 492,195,508

VANECK LONG MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

FootnoteRuleAboveBlank
Footnotes:
Definitions:
AGC Assured Guaranty Corp.
AGM Assured Guaranty Municipal Corp.
BAM Build America Assurance Co.
CP Certificate of Participation
FHA Federal Housing Association
GO General Obligation
NATL National Public Finance Guarantee Corp.
RB Revenue Bond
SA Special Assessment
SAW State Aid Withholding
SBG School Board Guaranteed
SD CRED PROG Special District Credit Enhancement Program
ST Special Tax
(c) Callable Security — the redemption date shown is when the security may be redeemed by the issuer
(p) Putable Security — the redemption date shown is when the security may be redeemed by the investor
^ Zero Coupon Bond
Summary of Investments by Sector
% of
Investments Value
Hospitals 14.9% $ 72,629,836
Local GO 14.8 72,057,908
Tax 14.6 70,968,155
Water & Sewer 9.2 44,790,167
Education 7.8 38,217,491
Toll & Turnpike 6.7 32,652,842
State GO 6.2 30,285,698
Transportation 5.8 28,407,601
Power 4.3 21,136,619
Single Family Housing 4.3 21,090,966
Leasing COPS & Appropriations 3.1 14,917,165
Airport 2.2 10,698,986
Utilities - Other 1.5 7,480,038
Multi-Family Housing 1.3 6,075,887
Tobacco 1.1 5,162,571
Misc 1.0 4,819,218
Industrial Development Revenue 0.5 2,623,727
Health 0.5 2,487,489
Unassigned 0.1 345,000
Pollution Control 0.1 246,434
100.0% $ 487,093,798